SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS (Detail Textuals)	12 Months Ended
Dec. 31, 2018
Disclosure Of Accounting Judgements And Estimates [Abstract]
Finite-lived intangible assets, amortization method	straight-line basis